Maturity analysis of financial liabilities	12 Months Ended
Dec. 31, 2020
Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Measurement categories, credit risk and maturity analysis of financial instruments [text block]

Note 24 Maturity analysis of financial liabilities

The contractual maturities for non-derivative and non-trading financial liabilities as of 31 December 2020 are based on the earliest date on which UBS could be contractually required to pay. The total amounts that contractually mature in each time band are also shown for 31 December 2019. Derivative positions and trading liabilities, predominantly made up of short sale transactions, are assigned to the column Due within 1 month, as this provides a conservative reflection of the nature of these trading activities. The contractual maturities may extend over significantly longer periods

Maturity analysis of financial liabilities
	31.12.20
USD billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	6.1	2.4	2.1	0.5	0.0	11.1
Payables from securities financing transactions	5.6	0.4	0.3	0.0	0.0	6.3
Cash collateral payables on derivative instruments	37.3					37.3
Customer deposits	512.8	6.6	3.5	1.8	0.2	524.9
Debt issued measured at amortized cost[2]	9.0	8.3	41.9	53.7	35.6	148.5
Other financial liabilities measured at amortized cost	4.5	0.1	0.5	2.0	1.8	8.9
of which: lease liabilities	0.1	0.1	0.5	2.0	1.8	4.5
Total financial liabilities measured at amortized cost	575.3	17.9	48.2	58.0	37.7	737.1
Financial liabilities at fair value held for trading[3,4]	33.6					33.6
Derivative financial instruments[3,5]	161.1					161.1
Brokerage payables designated at fair value	38.7					38.7
Debt issued designated at fair value[6]	21.9	16.8	7.1	9.2	9.5	64.5
Other financial liabilities designated at fair value	27.9	0.6	0.6	0.7	1.1	30.9
Total financial liabilities measured at fair value through profit or loss	283.2	17.4	7.7	9.9	10.6	328.8
Total	858.5	35.3	56.0	67.9	48.3	1,065.9

Guarantees, commitments and forward starting transactions
Loan commitments[7]	40.5	0.5	0.4	0.0		41.4
Guarantees	17.5					17.5
Forward starting transactions, reverse repurchaseand securities borrowing agreements[7]	3.2					3.2
Total	61.3	0.5	0.4	0.0	0.0	62.2

	31.12.19
USD billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	5.4	0.3	0.4	0.5	0.0	6.6
Payables from securities financing transactions	7.4	0.1	0.3		0.0	7.8
Cash collateral payables on derivative instruments	31.4					31.4
Customer deposits	423.0	16.1	7.3	2.5	0.0	448.9
Debt issued measured at amortized cost[2]	4.5	5.3	30.5	46.3	36.0	122.7
Other financial liabilities measured at amortized cost	4.5	0.1	0.5	2.0	2.0	9.0
of which: lease liabilities	0.1	0.1	0.5	2.0	2.0	4.6
Total financial liabilities measured at amortized cost	476.1	22.0	38.9	51.3	38.1	626.4
Financial liabilities at fair value held for trading[3,4]	30.6					30.6
Derivative financial instruments[3,5]	120.9					120.9
Brokerage payables designated at fair value	37.2					37.2
Debt issued designated at fair value[6]	21.3	17.4	9.5	12.7	7.6	68.5
Other financial liabilities designated at fair value	34.0	0.4	0.5	0.4	0.9	36.1
Total financial liabilities measured at fair value through profit or loss	244.0	17.8	9.9	13.1	8.5	293.3
Total	720.1	39.9	48.8	64.5	46.6	919.8

Guarantees, commitments and forward starting transactions
Loan commitments[7]	26.8	0.5	0.3	0.0		27.5
Guarantees	19.1					19.1
Forward starting transactions, reverse repurchaseand securities borrowing agreements[7]	1.6		0.0			1.7
Total	47.5	0.5	0.3	0.0	0.0	48.3
1 Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments. 2 The time-bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments. 3 Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. 4 Contractual maturities of financial liabilities at fair value held for trading are: USD 32.6 billion due within 1 month (2019: USD 30 billion), USD 1.0 billion due between 1 month and 1 year (2019: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2019: USD 0 billion). 5 Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts. 6 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date. 7 Excludes derivative loan commitments and forward starting reverse repurchase agreements measured at fair value. The committed amounts of these instruments were previously presented in the former Note 34 (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, they are presented in Note 10 under notional amounts and prior-period information in this table has been amended to ensure comparability.

UBS AG
Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Measurement categories, credit risk and maturity analysis of financial instruments [text block]

Note 24 Maturity analysis of financial liabilities

The contractual maturities for non-derivative and non-trading financial liabilities as of 31 December 2020 are based on the earliest date on which UBS AG could be contractually required to pay. The total amounts that contractually mature in each time band are also shown for 31 December 2019. Derivative positions and trading liabilities, predominantly made up of short sale transactions, are assigned to the column Due within 1 month, as this provides a conservative reflection of the nature of these trading activities. The contractual maturities may extend over significantly longer periods.

Maturity analysis of financial liabilities
	31.12.20
USD billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	6.1	2.4	2.1	0.5	0.0	11.1
Payables from securities financing transactions	5.6	0.4	0.3	0.0	0.0	6.3
Cash collateral payables on derivative instruments	37.3					37.3
Customer deposits	514.0	7.8	3.5	2.8	0.2	528.2
Funding from UBS Group AG and its subsidiaries[2]	0.1	0.3	6.2	29.1	24.8	60.5
Debt issued measured at amortized cost[2]	8.8	7.8	38.2	24.5	8.9	88.2
Other financial liabilities measured at amortized cost	5.3	0.1	0.5	2.0	1.8	9.6
of which: lease liabilities	0.1	0.1	0.5	2.0	1.8	4.4
Total financial liabilities measured at amortized cost	577.2	18.9	50.7	58.8	35.8	741.3
Financial liabilities at fair value held for trading[3,4]	33.6					33.6
Derivative financial instruments[3,5]	161.1					161.1
Brokerage payables designated at fair value	38.7					38.7
Debt issued designated at fair value[6]	21.9	16.8	7.1	9.2	6.0	61.0
Other financial liabilities designated at fair value	27.9	0.6	0.6	0.7	4.6	34.3
Total financial liabilities measured at fair value through profit or loss	283.2	17.4	7.7	9.8	10.6	328.8
Total	860.3	36.3	58.4	68.6	46.4	1,070.0

Guarantees, commitments and forward starting transactions
Loan commitments[7]	40.5	0.5	0.4	0.0		41.4
Guarantees	17.5					17.5
Forward starting transactions, reverse repurchaseand securities borrowing agreements[7]	3.2					3.2
Total	61.3	0.5	0.4	0.0	0.0	62.2

	31.12.19
USD billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[1]
Amounts due to banks	5.4	0.3	0.4	0.5	0.0	6.6
Payables from securities financing transactions	7.4	0.1	0.3		0.0	7.8
Cash collateral payables on derivative instruments	31.4					31.4
Customer deposits	423.9	16.5	7.3	3.5	0.0	451.2
Funding from UBS Group AG and its subsidiaries[2]	0.0	0.2	2.3	29.0	24.6	56.2
Debt issued measured at amortized cost[2]	4.3	4.7	27.8	20.7	9.0	66.5
Other financial liabilities measured at amortized cost	5.2	0.1	0.5	1.9	2.0	9.6
of which: lease liabilities	0.1	0.1	0.5	1.9	2.0	4.5
Total financial liabilities measured at amortized cost	477.6	22.0	38.5	55.6	35.6	629.3
Financial liabilities at fair value held for trading[3,4]	30.6					30.6
Derivative financial instruments[3,5]	120.9					120.9
Brokerage payables designated at fair value	37.2					37.2
Debt issued designated at fair value[6]	21.3	17.4	9.5	12.7	7.1	68.0
Other financial liabilities designated at fair value	34.0	0.4	0.5	0.4	0.9	36.1
Total financial liabilities measured at fair value through profit or loss	244.0	17.8	9.9	13.1	8.0	292.9
Total	721.6	39.9	48.4	68.7	43.6	922.2

Guarantees, commitments and forward starting transactions
Loan commitments[7]	26.8	0.5	0.3	0.0		27.5
Guarantees	19.1					19.1
Forward starting transactions, reverse repurchaseand securities borrowing agreements[7]	1.6		0.0			1.7
Total	47.5	0.5	0.3	0.0	0.0	48.3
1 Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments. 2 The time-bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments. 3 Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. 4 Contractual maturities of financial liabilities at fair value held for trading are: USD 32.6 billion due within 1 month (2019: USD 30 billion), USD 1.0 billion due between 1 month and 1 year (2019: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2019: USD 0 billion). 5 Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month.” The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts. 6 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date. 7 Excludes derivative loan commitments and forward starting reverse repurchase agreements measured at fair value. The committed amounts of these instruments were previously presented in the former Note 34 (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, they are presented in Note 10 under notional amounts and prior-period information in this table has been amended to ensure comparability.